Schedule of warrants outstanding (Details)	9 Months Ended
Sep. 30, 2025 $ / shares shares
IfrsStatementLineItems [Line Items]
Options outstanding, Number (in shares) | shares	584,211
Options outstanding, Weighted average remaining contractual life (years)	1 year 7 months 6 days
Options outstanding, Weighted average exercise price | $ / shares	$ 6.52
Warrants [member] | August 2020 [member]
IfrsStatementLineItems [Line Items]
Options outstanding, Number (in shares) | shares	17,310
Options outstanding, Weighted average remaining contractual life (years)	4 months 6 days
Options outstanding, Weighted average exercise price | $ / shares	$ 47.00
Warrants [member] | February 2021 [member]
IfrsStatementLineItems [Line Items]
Options outstanding, Number (in shares) | shares	16,507
Options outstanding, Weighted average remaining contractual life (years)	4 months 20 days
Options outstanding, Weighted average exercise price | $ / shares	$ 181.25
Warrants [member] | June 2024 [member]
IfrsStatementLineItems [Line Items]
Options outstanding, Number (in shares) | shares	550,394
Options outstanding, Weighted average remaining contractual life (years)	1 year 8 months 1 day
Options outstanding, Weighted average exercise price | $ / shares	$ 0.01